April 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Opportunity Funds

-Dreyfus Natural Resources Fund
-Dreyfus Strategic Beta Emerging Markets Equity Fund
-Dreyfus Strategic Beta Global Equity Fund
 1933 Act File No.: 333-34474
 1940 Act File No.: 811-09891
 CIK No.: 0001111178

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information for Class T shares of the above-referenced fund, as applicable, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 81 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 23, 2017.

Please address any comments or questions to my attention at 412-236-7700.

Sincerely,

/s/ Joseph W. Kulbacki
Joseph W. Kulbacki
Senior Paralegal